Property, Plant And Equipment, Net (Schedule Of Property, Plant And Equipment, Net) (Details) (USD $) In Thousands, unless otherwise specified																					12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 Land, Buildings And Leasehold Improvements [Member]		Dec. 31, 2011 Land, Buildings And Leasehold Improvements [Member]		Dec. 31, 2012 Instruments, Machinery And Equipment [Member]		Dec. 31, 2011 Instruments, Machinery And Equipment [Member]		Dec. 31, 2012 Office Furniture And Other [Member]		Dec. 31, 2011 Office Furniture And Other [Member]		Dec. 31, 2012 Motor Vehicles And Airplanes [Member]		Dec. 31, 2011 Motor Vehicles And Airplanes [Member]		Dec. 31, 2012 Israel [Member] sqft		Dec. 31, 2012 U.S. [Member] sqft		Dec. 31, 2012 Other Countries [Member] sqft
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 1,243,744	[1]	$ 1,198,581	[1]	$ 373,286	[1],[2]	$ 361,246	[1],[2]	$ 641,911	[1],[3]	$ 629,290	[1],[3]	$ 95,080	[1]	$ 76,939	[1]	$ 133,467	[1]	$ 131,106	[1]
Accumulated depreciation	(742,458)		(680,973)
Depreciated cost	$ 501,286		$ 517,608
Real estate owned, square feet																					2,158,000	[4]	710,000	[5]	891,000	[6]
Real estate leased, square feet																					1,896,000	[4]	631,000	[5]	303,000	[6]

[1]	Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $36,990 and $29,367 as of December 31, 2012 and 2011, respectively.
[2]	Set forth below is additional information regarding the real estate owned or leased by the Company (in square feet):
[3]	Includes equipment produced by the Company for its own use in the aggregate amount of $239,758 and $173,649 as of December 31, 2012 and 2011, respectively.
[4]	Includes offices, development and engineering facilities, manufacturing facilities, maintenance facilities, hangar facilities and a landing strip in various locations in Israel used by Elbit Systems' Israeli subsidiaries.
[5]	Includes offices, development and engineering facilities, manufacturing facilities and maintenance facilities of Elbit Systems of America primarily in Texas, New Hampshire, Florida, Alabama and Virginia.
[6]	Includes offices, design and engineering facilities and manufacturing facilities, mainly in Europe, Brazil, Australia and Asia.